The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                              of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-9750 fax: (973) 802-9560


                                              May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                        Re:  Prudential Variable Appreciable Account
                             (Registration No. 33-20000)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 24 and (ii) that the text of Post-Effective Amendment No. 24 was filed electronically on April 30, 2002 (Accession No. 0000891554-02-002533).

                           By:       /s/
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America

via EDGAR